Fair Value Measurements	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Fair Value Measurements
6.	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset in an orderly transaction or paid to settle a liability in an orderly transaction between market participants at the measurement date. Accounting standards utilize a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels, which are described below:

a.	Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets.

b.	Level 2 – Observable inputs other than quoted prices that are either directly or indirectly observable for the asset or liability.

c.	Level 3 – Unobservable inputs that are supported by little or no market activity.
These levels are not necessarily an indication of the risk of liquidity associated with the financial assets or liabilities disclosed. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement, as required under ASC
820-10
“Fair Value Measurement.”
Investments with an original maturity of three months or less at the date of purchase are considered cash equivalents, while all other investments are classified as short-term or long-term based on their maturities and their availability for use in current operations.
The following table presents our assets measured at fair value on a recurring basis:

	October 31,				January 31,
	2021				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents	$102	$—	$—	$102	$102	$—	$—	$102
Private Warrants	—	43	—	43	—	—	—	—

Total assets	$102	$43	$—	$145	$102	$—	$—	$102

The Company recognized a
non-cash
expense of $11,302 related to the change in fair value of warrants.
At the effective date of the Merger, the Public Warrants were classified in equity at quoted prices (Level 1). Public Warrants are not revalued at the end of each reporting period.

8.	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset in an orderly transaction or paid to settle a liability in an orderly transaction between market participants at the measurement date. Accounting standards utilize a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels, which are described below:

•	Level 1—Quoted prices (unadjusted) for identical assets or liabilities in active markets;

•	Level 2—Observable inputs other than quoted prices that are either directly or indirectly observable for the asset or liability;

•	Level 3—Unobservable inputs that are supported by little or no market activity.
These levels are not necessarily an indication of the risk of liquidity associated with the financial assets or liabilities disclosed. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement, as required under ASC
820-10
“Fair Value Measurement.”

Investments with an original maturity of three months or less at the date of purchase are considered cash equivalents, while all other investments are classified as short-term or long-term based on their maturities and their availability for use in current operations.
The following table presents our assets measured at fair value on a recurring basis:

	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents	$102	$—	$—	$102	$784	$—	$—	$784
Investments	—	—		—	—	1,401		1,401

Total assets	$102	$—	$—	$102	$784	$1,401	$—	$2,185

The Company’s PPP loan approximates fair value based on its terms and classifies it into Level 2 within the fair value hierarcy.